CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares
CONSOLIDATED BALANCE SHEETS
Total assets	¥ 100,647	$ 14,164	¥ 131,562
Total liabilities	¥ 162,163	$ 22,822	¥ 190,161
Preferred stock, par value (in dollars per share) | ¥ / shares	¥ 0		¥ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Common stock, par value (in dollars per share) | ¥ / shares	¥ 0		¥ 0
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)	11,939,335	11,939,335	6,581,630
Common stock, shares outstanding (in shares)	11,924,349	11,924,349	6,561,107
Treasury stock, shares (in shares)	14,986	14,986	20,523